Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Procore Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40396
Entity Tax Identification Number	73-1636261
Entity Address, Address Line One	6309 Carpinteria Avenue
Entity Address, City or Town	Carpinteria
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93013
City Area Code	(866)
Local Phone Number	477-6267
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	PCOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001611052